Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended						3 Months Ended
	Oct. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Sep. 30, 2012	May 21, 2012	Jul. 02, 2011	Jan. 02, 2010	Dec. 31, 2011 Insurance-related Assessments [Member]	Feb. 11, 2011 Pending Litigation 2 [Member]	Feb. 11, 2011 Pending Litigation 1 [Member]	Feb. 11, 2011 St Maarten [Member]
Loss Contingencies [Line Items]
Purchase Commitment, Remaining Minimum Amount Committed			$ 2.1	$ 2.3
Loss Contingency, Damages Sought, Value		30.0
Debt Instrument, Interest Rate, Stated Percentage					10.00%	10.00%	12.00%				12.00%
Litigation Settlement, Expense		1.5
Estimated Litigation Liability			1.1	1.1
Customer Refund Liability, Noncurrent									1.3	1.2
Loss Contingency, Pending Claims, Number								9.7
Environmental Remediation Expense	$ 65.8